COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)	1 Months Ended	9 Months Ended
	Aug. 31, 2024	Sep. 30, 2025	Sep. 30, 2024
HPT Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Percentage of royalty equivalent of net sales	15.00%
Royalty fees		$ 7,904	$ 0
Magico Gonzalez Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Percentage of royalty equivalent of net sales	15.00%